Other Non-Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Other Non-Current Liabilities
Deferred government grants		¥ 340,667	¥ 351,896
Deferred revenue		295,915	193,524
Warranty		291,843	130,719
Non-current finance lease liabilities		88,790
Deferred construction allowance		72,762	124,678
Rental payable			129,995
Others		61,836
Total	$ 165,448	¥ 1,151,813	¥ 930,812